DERIVATIVE INSTRUMENTS AND HEDGING TRANSACTIONS - Schedule of Derivative Instruments in Statement of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivative [Line Items]
Notional	$ 20,398	$ 20,269
Fair Value Asset	18	141
Fair Value (Liability)	(905)	(210)
Cross currency swap agreements
Derivative [Line Items]
Fair Value Asset	0	124
Fair Value (Liability)	(801)	(56)
Designated as Hedging Instrument
Derivative [Line Items]
Notional	10,716	11,916
Fair Value Asset	14	138
Fair Value (Liability)	(900)	(205)
Designated as Hedging Instrument | Derivatives in fair value hedging relationships | Interest rate swap agreements
Derivative [Line Items]
Notional	4,068	3,899
Fair Value Asset	14	3
Fair Value (Liability)	(93)	(139)
Designated as Hedging Instrument | Derivatives in cash flow hedging relationships | Foreign currency exchange contracts
Derivative [Line Items]
Notional	509	802
Fair Value Asset	0	11
Fair Value (Liability)	(6)	(10)
Designated as Hedging Instrument | Derivatives in cash flow hedging relationships | Commodity contracts
Derivative [Line Items]
Notional	0	1
Fair Value Asset	0	0
Fair Value (Liability)	0	0
Designated as Hedging Instrument | Derivatives in net investment hedging relationships | Cross currency swap agreements
Derivative [Line Items]
Notional	6,139	7,214
Fair Value Asset	0	124
Fair Value (Liability)	(801)	(56)
Derivatives not designated as hedging instruments | Foreign currency exchange contracts
Derivative [Line Items]
Notional	9,682	8,353
Fair Value Asset	4	3
Fair Value (Liability)	$ (5)	$ (5)